Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0002022308
Registrant Name	CLASSOVER HOLDINGS, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES